Equity Method Investments and Variable Interest Entities (Narrative) (Details)		1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Feb. 29, 2016	Apr. 30, 2006	Mar. 31, 2018	Dec. 31, 2020 USD ($) transporter project	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Consolidated VIEs, Total assets					$ 5,705,000,000	$ 5,360,000,000
Total Liabilities					$ 4,096,000,000	3,507,000,000
Nonrecourse Project Finance Debt
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)					50.00%
Number of heavy equipment transporters | transporter					91
Transactions with Related Parties
Schedule of Equity Method Investments [Line Items]
Revenue from related parties					$ 511,000,000	684,000,000	$ 721,000,000
JKC Joint Venture
Schedule of Equity Method Investments [Line Items]
Variable interest entity, ownership percentage					30.00%
Affinity joint venture (U.K. MFTS project)
Schedule of Equity Method Investments [Line Items]
Term of contracted services portion of project (in years)		18 years
Affinity joint venture (U.K. MFTS project) | Variable Interest Entity, Not Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Consolidated VIEs, Total assets					$ 11,000,000	14,000,000
Total Liabilities					9,000,000	10,000,000
Aspire Defence Limited
Schedule of Equity Method Investments [Line Items]
Term of contracted services portion of project (in years)			35 years
Term of construction portion of project (in years)			9 years
Aspire Defence Limited | Variable Interest Entity, Not Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Consolidated VIEs, Total assets					68,000,000	67,000,000
Total Liabilities					5,000,000	5,000,000
JKC joint venture (Ichthys LNG project) | Variable Interest Entity, Not Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Consolidated VIEs, Total assets					606,000,000	546,000,000
Total Liabilities					$ 44,000,000	29,000,000
U.K. Road project joint ventures
Schedule of Equity Method Investments [Line Items]
Variable interest entity, ownership percentage					25.00%
U.K. Road project joint ventures | Variable Interest Entity, Not Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Consolidated VIEs, Total assets					$ 59,000,000	40,000,000
Total Liabilities					$ 0	21,000,000
Number of privately financed projects | project					4
Middle East Petroleum Corporation (EBIC Ammonia project) | Variable Interest Entity, Not Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Consolidated VIEs, Total assets					$ 31,000,000	47,000,000
Total Liabilities					$ 1,000,000	$ 1,000,000
Middle East Petroleum Corporation (EBIC Ammonia project) | Parent Company
Schedule of Equity Method Investments [Line Items]
Ownership percentage the enterprise has in a development company that has a minority interest in a VIE					65.00%
KJV-G joint venture (Gorgon LNG project)
Schedule of Equity Method Investments [Line Items]
Variable interest entity, ownership percentage					30.00%
Fasttrax Limited (Fasttrax project)
Schedule of Equity Method Investments [Line Items]
Variable interest entity, ownership percentage					50.00%
Percentage of subsidiary owned by the parent entity					100.00%
Cash collateral for borrowed securities					$ 23,000,000
Property plant and equipment collateral for borrowed securities					$ 18,000,000
Brown & Root JV
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Affinity Flying Training Services Limited
Schedule of Equity Method Investments [Line Items]
Variable interest entity, ownership percentage					50.00%
Affinity Capital Works
Schedule of Equity Method Investments [Line Items]
Variable interest entity, ownership percentage					50.00%
Aspire Defence Limited
Schedule of Equity Method Investments [Line Items]
Variable interest entity, ownership percentage				50.00%	45.00%
Development Corporation | Middle East Petroleum Corporation (EBIC Ammonia project)
Schedule of Equity Method Investments [Line Items]
Development company's ownership interest in a company that consolidates a VIE					25.00%
Industrial Services Business
Schedule of Equity Method Investments [Line Items]
Proceeds from divestiture of businesses	$ 48,000,000